Entity Level Disclosures and Segment Information (Details) - Schedule of major customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Company’s revenues:
Revenues	$ 4,886	$ 3,284	$ 1,466
Israel [Member]
Company’s revenues:
Revenues	973	1,071	988
USA [Member]
Company’s revenues:
Revenues	1,837	1,418	353
Other [Member]
Company’s revenues:
Revenues	$ 2,076	$ 795	$ 125